Income taxes (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Deferred tax assets	$ 30,571,219	$ 51,044,712
Deferred Tax Liabilities, Net	118,085,671	118,729,946
Deferred tax liability (asset)	(87,514,452)	(67,685,234)	$ (77,053,910)
Accounts receivable impairment provision [Member]
Income Taxes [Line Items]
Deferred tax assets	1,526,101	1,435,200
Other non-tax expenses [Member]
Income Taxes [Line Items]
Deferred tax assets	17,623,677	14,468,076
Benefits to staff [Member]
Income Taxes [Line Items]
Deferred tax assets	4,175,349	4,538,995
Inventory impairment provision [Member]
Income Taxes [Line Items]
Deferred tax assets	871,754	997,834
Severance indemnity [Member]
Income Taxes [Line Items]
Deferred tax assets	9,209,019	10,700,542
Inventory valuation [Member]
Income Taxes [Line Items]
Deferred tax assets	5,777,024	2,738,985
Intangibles [Member]
Income Taxes [Line Items]
Deferred tax assets	466,924	318,970
Deferred Tax Liabilities, Net	23,053,494	18,499,476
Other Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	27,381,615	17,632,929
Unused tax losses [member]
Income Taxes [Line Items]
Deferred tax assets	11,658,387	16,521,177
Property, plant and equipment depreciation [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	88,073,083	79,553,048
Agricultural operation expenses [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	7,553,603	6,143,794
Manufacturing indirect activation costs [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	7,104,468	5,948,931
Land [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	27,899,218	24,468,597
Other liabilitiess [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	12,520,436	2,424,096
Subtotal By Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	78,689,850	69,352,708
Deferred Tax Liabilities Offset [Member]
Income Taxes [Line Items]
Deferred tax assets	(48,118,631)	(18,307,996)
Subtotal By Deferred Tax Liabilities [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	166,204,302	137,037,942
Deferred tax assets offset [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	$ (48,118,631)	$ (18,307,996)